Shareholder Report, Line Graph (Details) 193983_Innovator Premium Income 15 Buffer ETF - January_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Dec. 29, 2023	Oct. 31, 2025
Innovator Premium Income 15 Buffer ETF® - January
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Premium Income 15 Buffer ETF - January NAV
Accumulated Value	$ 10,521	$ 10,000	$ 11,112
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	12,097	10,000	$ 14,692
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 11,962	$ 10,000	$ 14,341